Equity Method Investments - Teekay LNG-Marubeni Joint Venture - Additional Information (Detail) $ in Thousands		6 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($) Vessel	Jun. 30, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Prepayments of long-term debt		$ 90,000	$ 130,000
Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture		52.00%
Number of vessels | Vessel		6
Teekay LNG-Marubeni Joint Venture [Member] | Loan Facility [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel		4
Teekay LNG-Marubeni Joint Venture [Member] | Scenario Forecast [Member] | Collateral Pledged [Member]
Schedule of Equity Method Investments [Line Items]
Restricted cash account	$ 7,500
Teekay LNG-Marubeni Joint Venture [Member] | Scenario Forecast [Member] | Loan Facility [Member]
Schedule of Equity Method Investments [Line Items]
Prepayments of long-term debt	$ 30,000